Intangible assets - Schedule Of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Accumulated amortization	$ 50,254	$ 46,299
Net carrying amount	$ 63,338	67,224
HMH Holding BV And Subsidiaries [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount		218,100	$ 199,049
Accumulated amortization		(96,030)	(63,895)
Net carrying amount		122,070	135,154
HMH Holding BV And Subsidiaries [Member] | Patents and rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount		21,180	20,107
Accumulated amortization		(18,785)	(11,627)
Net carrying amount		2,395	8,480
HMH Holding BV And Subsidiaries [Member] | Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount		113,523	112,893
Accumulated amortization		(46,299)	(37,135)
Net carrying amount		67,224	75,758
HMH Holding BV And Subsidiaries [Member] | Development Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross carrying amount		83,397	66,049
Accumulated amortization		(30,946)	(15,133)
Net carrying amount		$ 52,451	$ 50,916
HMH Holding BV And Subsidiaries [Member] | Maximum [Member] | Patents and rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life		5 years
HMH Holding BV And Subsidiaries [Member] | Maximum [Member] | Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life		20 years
HMH Holding BV And Subsidiaries [Member] | Maximum [Member] | Development Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life		8 years
HMH Holding BV And Subsidiaries [Member] | Minimum [Member] | Patents and rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life		3 years
HMH Holding BV And Subsidiaries [Member] | Minimum [Member] | Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life		2 years
HMH Holding BV And Subsidiaries [Member] | Minimum [Member] | Development Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Useful life		3 years